Financial Risk Management - Summary of Capital Management (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of objectives, policies and processes for managing capital [abstract]
Total liabilities	₩ 23,392,014	₩ 22,334,584
Total equity	14,762,501	12,731,428	₩ 12,488,281	₩ 14,886,246
Cash and deposits in banks	4,284,902	4,296,751
Borrowings (including bonds)	₩ 12,663,806	₩ 14,068,814
Total liabilities to equity ratio	158.00%	175.00%
Net borrowings to equity ratio	57.00%	77.00%